Composition of Certain Financial Statement Items - Amortization Expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Jul. 31, 2026	Jul. 25, 2025	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024
Intangible Asset, Finite-Lived [Line Items]
Total amortization expense	$ 6	$ 7	$ 26	$ 29	$ 33
Income Statement Location [Axis]: us-gaap:CostOfGoodsAndServicesSold
Intangible Asset, Finite-Lived [Line Items]
Total amortization expense	6	6	23	24	24
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Intangible Asset, Finite-Lived [Line Items]
Total amortization expense	$ 1	$ 1	$ 3	$ 5	$ 9